SCHEDULE OF OPERATIONS RELATED TO LEASES (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Lease Obligations
Operating lease expense	$ 203,274	$ 145,710
Interest on lease liability	9,795	13,530
Total Lease expense	$ 213,069	$ 159,240